INVENTORY (Tables)	12 Months Ended
Feb. 28, 2015
INVENTORY [Abstract]
Schedule of Inventory

        Inventory is comprised of the following:

	February 28, 2015	February 28, 2014
Raw Materials	7,469	6,368
Work in Progress	577	696
Finished Goods	13,709	20,748

Total Production Inventory	21,755	27,812
Inventory held for customer service/warranty	2,539	2,604

Total Inventory	24,294	30,416